STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS (Statement) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 23,867,828
Interest and dividend income	2,656,724
Net investment income	26,524,552
Interest income on notes receivable from participants	118,377
Contributions
Participant elective deferral	21,422,325
Employer matching	6,099,464
Participant rollovers	3,694,989
Total contributions	31,216,778
Total investment activity and additions	57,859,707
Deductions
Benefits paid to participants	18,327,587
Administrative expenses	249,299
Total deductions	18,576,886
Net increase in net assets available for benefits	39,282,821
Transfer in	5,894,591
Net assets available for benefits
Beginning of year	212,352,632
End of year	$ 257,530,044